Fair Value Measurements (Summary Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 154,959	$ 73,390
Gross Unrealized Gains	0	0
Gross Unrealized (Losses)	0	0
Fair Value	154,959	73,390
Restricted cash and cash equivalents
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	124,368	770,000
Gross Unrealized Gains	0	0
Gross Unrealized (Losses)	0	0
Fair Value	124,368	770,000
Long-term available-for-sale securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,766	1,766
Gross Unrealized Gains	0	1,213
Gross Unrealized (Losses)	(260)	0
Fair Value	1,506	2,979
Money market funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	279,327	843,390
Gross Unrealized Gains	0	0
Gross Unrealized (Losses)	0	0
Fair Value	279,327	843,390
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,766	1,766
Gross Unrealized Gains	0	1,213
Gross Unrealized (Losses)	(260)	0
Fair Value	1,506	2,979
Equity securities | Short-term available for sale securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	805
Gross Unrealized Gains	10
Gross Unrealized (Losses)	0
Fair Value	$ 815